Offerings - Offering: 1	May 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,700,000
Proposed Maximum Offering Price per Unit	34.18
Maximum Aggregate Offering Price	$ 194,826,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 29,827.86
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
shall also cover such indeterminate number of additional shares of common stock, par value $0.01 per share, of the registrant (the “Common Stock”) as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Omnibus Incentive Plan of Ovintiv Inc., as amended (the “Plan”).

(3)	Represents 5,700,000 shares of Common Stock reserved for issuance under the Plan being registered pursuant to this Registration Statement.